Investments carried under the equity method (Tables)	12 Months Ended
Dec. 31, 2020
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown and the movement of the investments held in associates for 2020 and 2019:

Investments in associates	2020	2019
Initial balance	139,925	53,419
Share of (loss)/profit	510	7,457
Distributions	(23,703)	(36,780)
Acquisitions	-	113,897
Others (incl. currency translation differences)	(118)	1,932
Final balance	116,614	139,925

Breakdown of investments held in associates
The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2020 and 2019 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,531	1,130	16,721	646	853	(167)	(194)	976
Myah Bahr Honaine, S.P.A.(*)	25.50	165,688	57,808	71,867	12,742	50,739	30,519	12,402	39,204
Pectonex, R.F. Proprietary Limited	50.00	2,743	-	-	1	-	(168)	(168)	1,587
Evacuación Villanueva del Rey, S.L	40.02	3,201	134	1,861	257	-	52	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	468,131	156,528	604,986	25,773	80,240	17,415	1,615	30
Pemcorp SAPI de CV (**)	30.00	127,429	121,468	258,295	4,725	28,832	3,068	(6,237)	15,514
ABY Infraestructuras S.L.U.	20.00	135	84	-	63	-	(53)	(53)	17
Windlectric Inc (***)	30.00	316,251	7,229	216,765	31,403	23,663	10,451	(493)	59,116
Other renewable energy joint ventures (****)	50.00	323	210	-	19	-	(66)	(66)	169
As of December 31, 2020									116,614

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	18,584	1,268	13,145	783	694	(277)	(303)	2,348
Myah Bahr Honaine, S.P.A.(*)	25.50	184,332	63,148	71,614	13,562	51,504	33,372	30,186	45,222
Pectonex, R.F. Proprietary Limited	50.00	3,074	-	-	2	-	(190)	(190)	1,391
Evacuación Villanueva del Rey, S.L	40.02	2,946	107	1,841	225	-	47	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	486,179	55,423	-	543,077	-	(39)	(495)	-
Pemcorp SAPI de CV (**)	30.00	125,301	72,669	197,324	5,090	32,302	5,737	(10,073)	17,179
ABY Infraestructuras S.L.U.	20.00	-	59	-	-	-	(104)	(101)	11
Windlectric Inc (***)	30.00	319,041	10,655	232,938	22,424	24,867	11,125	(6,537)	73,693
Other renewable energy joint ventures (****)	50.00	47	146	6	70	-	(46)	(46)	81
As of December 31, 2019									139,925